Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL FUNDS, INC.
Entity Central Index Key	0000852254
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005466
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets Equity Fund
Trading Symbol	IEMFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets Equity Fund	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets equities delivered robust returns over the review period. Asia led the gains, with markets in Southeast Asia particularly strong on expectations that they would benefit from a lower U.S. interest rate environment. This optimism also helped Chinese equities and offset broader woes about the country’s economic outlook. Stocks surged further in September after the Chinese government announced a sweeping stimulus package to jump-start its ailing economy.

  Versus the MSCI Emerging Markets Index Net, our holdings in Taiwan benefited relative performance the most as it was one of the strongest-performing regional markets, largely due to selected technology stocks. Here, shares of Taiwan Semiconductor Manufacturing Company rallied sharply on optimism around artificial intelligence. Above-consensus quarterly results also boosted returns amid improved demand for its smartphones and high-performance computing products.

  Conversely, stock selection in consumer discretionary weighed on relative returns considerably, notably our investments in China. In particular, shares of restaurant operator Yum China suffered on the back of soft demand as consumers remained sensitive to dining out. Security picks and an overweight allocation to consumer staples also hindered relative returns.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in emerging markets. The portfolio’s largest overweight positions are in consumer staples, industrials and business services, and consumer discretionary, relative to the benchmark. In contrast, materials and energy are areas where we are relatively underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Emerging Markets Equity Fund	12.27%	-1.92%	1.78%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	25.32	3.93	3.43

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 552,929,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 6,090,000
InvestmentCompanyPortfolioTurnover	63.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$552,929 Number of Portfolio Holdings90
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.7%
Information Technology	22.1
Consumer Discretionary	15.8
Consumer Staples	10.9
Industrials & Business Services	8.8
Communication Services	6.8
Energy	2.2
Health Care	2.0
Materials	2.0
Other	5.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	13.0%
Tencent Holdings	5.8
Yum China Holdings	3.4
Samsung Electronics	2.4
Kotak Mahindra Bank	2.2
Bank Central Asia	2.1
Infosys	1.9
Alibaba Group Holding	1.9
Al Rajhi Bank	1.9
ICICI Bank	1.9

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Institutional Emerging Markets Equity Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless